Income taxes - Schedule of Key Factors Affecting Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Earnings from continuing operations before income tax	$ 544,317	$ 435,394
Canadian statutory tax rate	27.00%	27.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 146,966	$ 117,556
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(12,550)	(4,627)
Turkish investment tax credits and other benefits	(16,085)	(28,496)
Québec taxes and mining duties	61,523	42,701
Tax benefit of temporary differences and tax losses not previously recorded	(196,426)	(19,118)
Non-deductible expenses and non-taxable income	2,613	(10,107)
Flow-through share renouncement	0	3,539
Turkish inflation benefit	0	(40,492)
Foreign exchange related to the weakening of the Turkish lira	39,606	33,004
Foreign exchange and other translation adjustments	(42,083)	18,819
Future and current withholding tax on foreign income dividends	30,340	20,329
Other	8,164	1,650
Income tax expense	$ 22,068	$ 134,758